Inventories	12 Months Ended
Jun. 30, 2021
Inventories
Inventories

17.    Inventories

Mytheresa Group’s inventories consist entirely of finished goods merchandise acquired from fashion designers. Mytheresa Group records inventories at the lower of cost or net realizable value. Inventory expenses amounted to €324,030 thousand in fiscal 2021 (2020: €239,210 thousand, 2019: €201,204 thousand). Inventory write-downs classified as cost of sales during fiscal 2021 were €1,022 thousand (2020: €335 thousand, 2019: €305 thousand).

The main portion of the inventory is pledged under Mytheresa Group’s revolving credit facilities.